Events occurring after the reporting period	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Events occurring after the reporting period
28.	Events occurring after the reporting period
On December 10, 2021, Immatics Biotechnologies GmbH has entered into a License, Development and Commercialization agreement with BMS. The Company concluded that the contract was not effective as of December 31, 2021 since it was contingent upon the successful completion of reviews under the HSR Act. The contract became effective in January 2022 and the Company received the upfront payment of $150 million in February 2022. The Company determined to not recognize any revenue in relation to the upfront payment, due to the missing HSR clearing as of December 31, 2021.
The Company evaluated further subsequent events for recognition or disclosure through March
23
, 2022 and did not identify additional material subsequent events.